Short-Term Borrowings	12 Months Ended
Dec. 31, 2019
Short-Term Borrowings
Short-Term Borrowings

Note 17. Short-Term Borrowings

	December 31,	December 31,
	2018	2019
	(in thousands)
Unsecured borrowings	$20,000	57,339
Secured borrowings	$164,000	164,000
Unused credit lines	$247,295	242,476

Interest rate-unsecured borrowings	2.96%	1.04403%~2.96453%
Interest rate-secured borrowings	0.35%~0.78%	0.35%~0.78%

As of December 31, 2018 and 2019, cash and time deposits totaling $164,000 thousand and $164,000 thousand are pledged as collateral, respectively.

As of December 31, 2019, unused credit lines will expire between January 2020 and November 2020. Among the unused credit lines, $24,001 thousand will expire before the end of March 2020, and $136,000 thousand belonging to the parent company needs to be secured with equal amount of cash and time deposits when borrowing money from banks.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings
	(in thousands)
January 1, 2018	$-	147,000
Change from financing cash flows:
Proceeds from borrowings	40,000	91,000
Repayment from borrowings	(20,000)	(74,000)
Total Change from financing cash flows	20,000	17,000
December 31,2018	20,000	164,000
Change from financing cash flows:
Proceeds from borrowings	244,224	158,000
Repayment from borrowings	(207,006)	(158,000)
Total Change from financing cash flows	37,218	-
Other Changes:
Effect of exchange rate changes	121	-
Total liability-related other changes	121	-

December 31,2019	$57,339	164,000